SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2017	Jan. 05, 2017	Apr. 14, 2016	Feb. 17, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Date of incorporation							Jun. 30, 2015
Assumption of net property, equipment and land								$ 2,745,582
Cash received from acquisitions								5,315,700
Total acquisition								8,061,282
Cash - restricted					$ 85,786	$ 220,602	$ 198,943	141,102
Funds held for others					12,056		82,828	24,987
Cash							385,665	925,627
Asset management fee					116,115		$ 116,115	116,115
Terms of asset management fee pay							The funds are held to pay annual asset management fees to an unrelated party through 2021.
Loss on reclamation settlements						(155,922)		(71,245)
Amortization of debt discount and debt issuance costs					37,841	$ 52,841	$ 477,056	$ 9,406
Amortization expense 2018							11,520
Amortization expense 2019							11,520
Amortization expense 2020							11,520
Amortization expense 2021							11,520
Amortization expense 2022							$ 11,520
Earnings per share outstanding stock warrants							5,364,230
Allowance for trade receivables					0		$ 0	$ 0
Allowance for other accounts receivables					$ 0		$ 92,573	$ 640,000
Discount rate					10.00%		10.00%
ARC [Member]
Reverse stock split	one-for-thirty
Variable interest entity	Ownership is less than 100%
McCoy Elkhorn Coal LLC [Member]
Fair value exchange assets acquired				$ 100
Fair values of liabilities				$ 3,561,848
NGFC Equities [Member]
Description of shares exchange agreement

Under the agreement, the shareholders of QEI exchanged 100% of its common stock to NGFC for 4,817,792 newly created Series A Preferred shares that is convertible into approximately 95% of outstanding common stock of NGFC. The previous NGFC shareholders retained 845,370 common shares as part of the agreement. The conditions to the agreement were fully satisfied on February 7, 2017, at which time the Company took full control of NGFC.

Maximum [Member]
Operating leases terms							7 years
Minimum [Member]
Operating leases terms							3 years
Accounts Receivable [Member] | Customers Credit Concentration Risk [Member]
Concentration Risk, Percentage							63.00%	78.00%
Sales Revenue, Net [Member] | Customers Credit Concentration Risk [Member]
Concentration Risk, Percentage							99.00%	97.00%
ICG Knott County [Member]
Fair values of liabilities			$ 4,499,434
Equity acquired ownership Percentage			100.00%